united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 6/30/19

Item 1. Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES - 98.5%
$114,410	Loan ID 200003	Fixed	7.250%	9/1/2035	$102,091
232,956	Loan ID 200004	Fixed	7.990%	10/1/2036	244,604
49,005	Loan ID 200012	ARM	9.800%	7/1/2037	49,766
36,062	Loan ID 200016	ARM	10.375%	1/1/2031	37,865
47,981	Loan ID 200018	Fixed	7.000%	1/1/2033	50,380
97,919	Loan ID 200023	Fixed	5.875%	12/1/2050	91,039
118,839	Loan ID 200025	ARM	5.250%	3/1/2034	124,781
205,980	Loan ID 200026	Interest Only	4.750%	1/1/2050	215,444
228,102	Loan ID 200028	Fixed	4.875%	6/1/2050	238,720
204,407	Loan ID 200029	Fixed	6.310%	7/1/2037	146,949
322,424	Loan ID 200032	Fixed	3.130%	1/1/2051	302,548
541,904	Loan ID 200035	Fixed	4.625%	11/1/2050	519,065
62,394	Loan ID 200036	Fixed	7.940%	1/12/2034	38,971
153,585	Loan ID 200037	Fixed	7.800%	5/1/2035	161,265
112,490	Loan ID 200041	Fixed	4.875%	8/1/2039	118,114
39,104	Loan ID 200042	Fixed	7.000%	12/1/2037	41,059
49,099	Loan ID 200043	Fixed	6.125%	7/1/2039	51,554
49,885	Loan ID 200048	Fixed	5.500%	8/1/2039	52,379
148,495	Loan ID 200052	Fixed	5.125%	5/1/2040	155,920
52,475	Loan ID 200054	Fixed	8.250%	3/1/2039	55,099
79,351	Loan ID 200055	Fixed	10.000%	1/5/2036	83,318
120,351	Loan ID 200057	ARM	4.875%	10/1/2036	123,765
31,615	Loan ID 200060	Fixed	5.750%	8/1/2039	33,196
24,469	Loan ID 200065	ARM	9.375%	1/1/2037	25,692
191,522	Loan ID 200075	Fixed	4.250%	2/1/2042	198,050
158,990	Loan ID 200076	Fixed	4.250%	12/1/2041	163,911
25,347	Loan ID 200078	Fixed	7.000%	8/1/2036	26,615
133,630	Loan ID 200079	Fixed	5.000%	2/1/2059	120,365
65,154	Loan ID 200082	Fixed	8.250%	4/1/2040	58,637
177,097	Loan ID 200084	Fixed	7.000%	3/1/2039	152,752
191,518	Loan ID 200086	Fixed	4.250%	11/1/2050	156,078
218,648	Loan ID 200087	Fixed	6.000%	3/1/2051	204,688
117,372	Loan ID 200088	Fixed	7.000%	6/1/2039	101,142
257,312	Loan ID 200089	Fixed	3.875%	3/1/2052	212,246
271,327	Loan ID 200090	Fixed	4.500%	11/1/2036	73,939
125,065	Loan ID 200093	Fixed	5.000%	2/1/2038	131,318
70,983	Loan ID 200102	Fixed	8.250%	3/1/2040	71,167
108,222	Loan ID 200110	Fixed	8.250%	8/1/2039	113,633
69,537	Loan ID 200128	Fixed	4.710%	7/1/2037	51,821
446,230	Loan ID 200129	Fixed	4.625%	3/1/2052	389,240
27,269	Loan ID 200131	Fixed	3.875%	11/1/2027	27,706
116,723	Loan ID 200135	Fixed	4.375%	12/1/2042	121,066
119,952	Loan ID 200137	Fixed	4.500%	9/1/2042	124,821
76,040	Loan ID 200141	Fixed	4.250%	2/1/2042	77,543
120,272	Loan ID 200143	Fixed	3.000%	2/1/2037	116,603
380,209	Loan ID 200145	Fixed	4.625%	8/1/2051	339,275
96,457	Loan ID 200152	ARM	5.625%	9/1/2037	101,280
146,855	Loan ID 200158	Fixed	3.625%	12/1/2042	147,389
118,681	Loan ID 200160	Fixed	3.250%	2/1/2043	116,155
209,843	Loan ID 200162	Fixed	3.875%	7/1/2042	213,295
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$186,714	Loan ID 200165	Fixed	4.375%	12/1/2041	$193,727
104,153	Loan ID 200168	Fixed	3.750%	10/1/2042	104,860
21,670	Loan ID 200169	Fixed	6.923%	9/1/2034	22,753
132,224	Loan ID 200172	Fixed	7.250%	2/1/2037	138,835
86,069	Loan ID 200174	Fixed	7.340%	4/1/2037	90,372
49,613	Loan ID 200175	Fixed	9.600%	5/1/2037	52,094
30,997	Loan ID 200177	Fixed	8.000%	1/11/2022	32,547
107,855	Loan ID 200181	Fixed	7.500%	6/1/2041	113,184
70,027	Loan ID 200184	Fixed	4.375%	12/1/2042	72,524
26,907	Loan ID 200185	Fixed	5.375%	6/1/2042	28,252
51,263	Loan ID 200186	Fixed	5.125%	8/1/2042	53,826
315,226	Loan ID 200190	Fixed	3.625%	11/1/2042	316,458
155,849	Loan ID 200194	Fixed	4.750%	9/1/2041	163,641
248,130	Loan ID 200195	Fixed	3.875%	3/1/2042	252,167
95,773	Loan ID 200196	Fixed	4.500%	1/1/2043	99,707
37,358	Loan ID 200197	Fixed	4.750%	11/1/2042	39,226
39,178	Loan ID 200198	Fixed	5.250%	10/1/2042	41,137
270,238	Loan ID 200199	Fixed	4.000%	9/1/2042	276,049
232,136	Loan ID 200200	Fixed	3.875%	9/1/2042	232,774
44,270	Loan ID 200201	Fixed	5.125%	8/1/2041	46,484
21,759	Loan ID 200206	Fixed	3.990%	12/1/2042	22,179
44,859	Loan ID 200208	Fixed	4.250%	1/1/2043	46,317
186,722	Loan ID 200209	Fixed	3.875%	8/1/2042	189,824
52,504	Loan ID 200214	Fixed	5.750%	7/1/2039	55,129
108,775	Loan ID 200216	Fixed	5.750%	9/1/2039	114,213
137,310	Loan ID 200217	Fixed	5.250%	7/1/2040	144,176
70,401	Loan ID 200218	Fixed	4.250%	12/1/2041	72,786
189,990	Loan ID 200219	Fixed	4.250%	4/1/2043	196,310
181,463	Loan ID 200224	Fixed	4.000%	7/1/2043	185,747
77,955	Loan ID 200226	Fixed	5.250%	7/1/2041	81,853
48,243	Loan ID 200228	Fixed	4.625%	8/1/2042	50,464
138,438	Loan ID 200230	Fixed	3.500%	2/1/2043	137,883
65,028	Loan ID 200232	Fixed	3.875%	8/1/2042	66,116
112,299	Loan ID 200243	Fixed	3.750%	4/1/2043	113,155
25,625	Loan ID 200244	Fixed	5.000%	5/1/2042	26,906
191,288	Loan ID 200245	Fixed	3.875%	3/1/2043	194,344
86,374	Loan ID 200286	Fixed	4.500%	7/1/2043	90,068
95,955	Loan ID 200287	Fixed	4.375%	7/1/2043	99,470
319,781	Loan ID 200288	Fixed	4.375%	11/1/2041	332,316
274,842	Loan ID 200290	Fixed	4.250%	4/1/2043	284,079
194,599	Loan ID 200296	Fixed	3.250%	2/1/2043	190,507
167,678	Loan ID 200297	Fixed	3.375%	10/1/2042	165,441
183,953	Loan ID 200299	Fixed	3.625%	10/1/2042	184,519
114,952	Loan ID 200300	Fixed	8.400%	10/20/2037	120,699
104,861	Loan ID 200302	Fixed	9.875%	10/1/2035	110,104
129,408	Loan ID 200304	Fixed	7.250%	10/1/2033	135,878
40,869	Loan ID 200307	Fixed	6.500%	7/1/2031	42,912
37,855	Loan ID 200313	Fixed	8.500%	3/1/2028	35,410
284,283	Loan ID 200315	ARM	5.750%	6/1/2037	280,605
66,991	Loan ID 200317	Fixed	7.000%	9/1/2032	70,340
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$72,966	Loan ID 200326	Fixed	8.375%	10/1/2036	$76,615
139,105	Loan ID 200327	Fixed	6.790%	10/26/2036	146,060
244,061	Loan ID 200330	Fixed	7.000%	8/1/2037	200,202
95,526	Loan ID 200332	Fixed	5.775%	10/1/2037	100,302
87,474	Loan ID 200334	Fixed	7.000%	1/1/2033	91,848
259,756	Loan ID 200335	Fixed	4.000%	11/1/2052	213,172
41,638	Loan ID 200337	Fixed	7.000%	10/1/2034	37,262
47,125	Loan ID 200338	ARM	10.500%	8/1/2029	49,481
139,149	Loan ID 200339	Fixed	2.000%	10/1/2033	128,194
30,100	Loan ID 200340	Fixed	7.000%	3/1/2030	31,605
58,169	Loan ID 200348	Fixed	6.500%	7/1/2038	61,077
230,687	Loan ID 200349	Fixed	7.000%	1/1/2037	166,289
70,501	Loan ID 200352	Fixed	7.000%	8/1/2030	74,027
97,006	Loan ID 200358	Fixed	5.000%	4/1/2025	100,997
65,342	Loan ID 200361	Fixed	7.500%	1/1/2034	68,609
63,046	Loan ID 200366	Fixed	6.250%	1/1/2033	63,046
163,735	Loan ID 200368	Fixed	4.500%	4/1/2036	170,701
69,667	Loan ID 200374	ARM	8.500%	5/1/2034	69,667
231,409	Loan ID 200378	Fixed	5.500%	10/1/2045	211,852
177,972	Loan ID 200380	Fixed	4.220%	4/1/2049	167,166
375,909	Loan ID 200383	Fixed	5.030%	12/1/2046	394,705
284,051	Loan ID 200384	Fixed	5.000%	11/1/2047	235,969
138,680	Loan ID 200385	Fixed	8.250%	1/1/2040	145,614
116,927	Loan ID 200389	Fixed	4.820%	9/1/2047	110,761
193,336	Loan ID 200390	Fixed	4.780%	4/16/2047	170,256
155,700	Loan ID 200391	Fixed	4.000%	1/13/2035	158,456
63,010	Loan ID 200392	Fixed	10.000%	6/5/2034	66,160
76,936	Loan ID 200395	Fixed	4.860%	4/1/2047	72,095
69,363	Loan ID 200396	Fixed	10.000%	2/1/2036	72,831
85,391	Loan ID 200397	ARM	5.375%	9/1/2037	89,661
125,701	Loan ID 200398	Fixed	4.800%	2/1/2037	117,679
70,536	Loan ID 200399	Fixed	4.980%	6/1/2037	67,402
45,735	Loan ID 200403	Fixed	8.300%	10/15/2032	48,022
53,655	Loan ID 200404	Fixed	8.100%	5/1/2037	56,337
90,115	Loan ID 200405	Fixed	4.870%	12/1/2035	94,218
113,372	Loan ID 200406	Fixed	4.875%	10/1/2051	119,040
224,428	Loan ID 200407	Fixed	6.500%	4/1/2042	235,649
336,835	Loan ID 200409	Fixed	6.000%	2/1/2049	267,840
100,494	Loan ID 200411	Fixed	8.275%	6/1/2037	105,519
177,169	Loan ID 200416	Fixed	4.670%	8/1/2053	166,983
65,725	Loan ID 200417	Fixed	7.000%	5/1/2035	69,011
145,835	Loan ID 200419	Fixed	4.000%	12/19/2035	145,684
153,955	Loan ID 200420	Fixed	4.225%	4/10/2038	144,261
72,284	Loan ID 200421	Fixed	7.710%	8/1/2037	75,898
131,789	Loan ID 200422	Fixed	3.830%	8/1/2053	109,050
122,618	Loan ID 200423	Fixed	4.500%	6/1/2043	127,690
212,429	Loan ID 200430	Fixed	3.625%	7/1/2043	212,712
176,139	Loan ID 200431	Fixed	4.625%	7/1/2043	184,653
281,024	Loan ID 200432	Fixed	4.875%	5/1/2043	295,075
122,272	Loan ID 200433	Fixed	4.250%	8/1/2043	126,385
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$193,772	Loan ID 200435	Fixed	4.625%	11/1/2052	$200,244
41,734	Loan ID 200439	Fixed	5.000%	8/1/2041	43,821
145,026	Loan ID 200445	Fixed	5.250%	2/1/2039	152,278
40,432	Loan ID 200447	Fixed	5.875%	11/4/2034	42,453
76,000	Loan ID 200448	Fixed	5.750%	5/1/2042	70,288
133,429	Loan ID 200449	Fixed	5.000%	2/1/2042	140,100
338,589	Loan ID 200451	Fixed	6.250%	7/1/2038	355,519
12,720	Loan ID 200453	ARM	6.000%	3/1/2026	13,356
181,450	Loan ID 200460	Fixed	7.000%	7/1/2041	190,523
370,819	Loan ID 200462	Fixed	6.000%	7/1/2045	347,101
231,842	Loan ID 200465	Fixed	6.500%	7/1/2037	234,008
101,915	Loan ID 200468	Fixed	5.625%	12/1/2044	40,211
121,631	Loan ID 200469	Fixed	6.500%	7/1/2037	115,942
274,146	Loan ID 200473	Fixed	4.000%	12/1/2042	226,057
236,510	Loan ID 200474	Fixed	5.750%	11/1/2050	248,335
163,393	Loan ID 200475	Fixed	5.450%	7/1/2049	171,563
186,597	Loan ID 200476	Fixed	6.000%	9/1/2050	195,927
154,199	Loan ID 200477	Fixed	4.125%	12/1/2028	158,002
92,607	Loan ID 200482	Fixed	4.375%	11/1/2028	96,197
86,995	Loan ID 200483	Fixed	4.375%	11/1/2028	90,366
70,888	Loan ID 200485	Fixed	4.125%	2/1/2043	72,875
233,578	Loan ID 200486	Fixed	3.500%	1/1/2043	232,259
107,947	Loan ID 200489	Fixed	4.000%	3/1/2043	110,297
56,163	Loan ID 200490	Fixed	4.000%	11/1/2028	57,366
191,736	Loan ID 200491	Fixed	5.500%	10/1/2039	201,323
114,588	Loan ID 200492	Fixed	4.000%	1/1/2043	117,098
263,743	Loan ID 200494	Fixed	4.625%	10/1/2043	171,433
189,793	Loan ID 200496	Fixed	3.875%	2/1/2043	192,714
302,327	Loan ID 200497	Fixed	3.250%	4/1/2043	295,683
256,858	Loan ID 200499	Fixed	4.250%	1/1/2043	264,867
200,030	Loan ID 200500	Fixed	5.875%	2/1/2037	210,031
353,410	Loan ID 200504	Fixed	3.375%	3/1/2043	348,263
66,306	Loan ID 200507	Fixed	4.500%	9/1/2042	69,169
314,502	Loan ID 200514	Fixed	3.000%	4/1/2047	304,908
93,901	Loan ID 200515	Fixed	8.250%	2/1/2039	98,596
97,639	Loan ID 200517	Fixed	8.000%	5/1/2039	102,168
194,420	Loan ID 200518	Fixed	3.000%	12/1/2050	188,419
300,303	Loan ID 200519	Fixed	3.000%	11/1/2049	291,968
266,273	Loan ID 200525	Fixed	3.250%	12/1/2042	231,506
105,965	Loan ID 200527	Fixed	4.500%	12/1/2043	110,580
375,839	Loan ID 200529	Fixed	4.625%	2/1/2044	393,505
166,238	Loan ID 200531	Fixed	4.625%	11/1/2043	173,717
103,257	Loan ID 200532	Fixed	3.250%	7/1/2043	100,995
92,455	Loan ID 200537	Fixed	4.500%	3/1/2042	96,708
79,299	Loan ID 200540	Fixed	3.875%	2/1/2043	80,566
47,023	Loan ID 200545	Fixed	4.375%	2/1/2029	48,761
116,558	Loan ID 200546	Fixed	5.375%	12/1/2043	122,386
158,806	Loan ID 200548	Fixed	5.250%	2/1/2044	166,747
129,535	Loan ID 200564	Fixed	4.875%	5/1/2039	136,012
124,221	Loan ID 200567	Fixed	3.375%	5/1/2043	122,506
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$128,364	Loan ID 200571	Fixed	4.500%	7/1/2043	$133,720
90,035	Loan ID 200573	Fixed	3.750%	9/1/2042	90,798
124,316	Loan ID 200574	Fixed	4.875%	1/1/2044	130,531
173,727	Loan ID 200578	Fixed	4.750%	8/1/2040	182,414
45,571	Loan ID 200579	Fixed	4.875%	5/1/2042	47,850
162,591	Loan ID 200580	Fixed	4.125%	11/1/2041	167,342
36,599	Loan ID 200581	Fixed	4.750%	9/1/2042	38,079
351,403	Loan ID 200582	Fixed	4.000%	11/1/2042	354,888
62,311	Loan ID 200583	Fixed	3.625%	9/1/2027	62,493
307,710	Loan ID 200586	Fixed	3.500%	1/1/2043	306,205
236,663	Loan ID 200588	Fixed	3.750%	5/1/2042	239,188
62,997	Loan ID 200593	Fixed	3.875%	6/1/2042	63,997
214,927	Loan ID 200594	Fixed	4.250%	4/1/2043	222,448
36,504	Loan ID 200597	Fixed	5.625%	2/1/2044	38,329
129,681	Loan ID 200598	Fixed	4.625%	2/1/2044	127,104
177,796	Loan ID 200600	Fixed	4.625%	4/1/2044	186,536
173,850	Loan ID 200602	Fixed	3.750%	3/1/2043	175,544
22,598	Loan ID 200603	Fixed	4.125%	6/1/2043	23,164
69,036	Loan ID 200604	Fixed	3.500%	1/1/2043	68,697
141,006	Loan ID 200605	Fixed	4.875%	12/1/2043	148,056
127,963	Loan ID 200608	Fixed	4.125%	11/1/2043	131,679
118,869	Loan ID 200612	Fixed	4.500%	2/1/2043	123,997
192,409	Loan ID 200613	Fixed	3.369%	1/1/2043	190,020
96,649	Loan ID 200615	Fixed	4.250%	8/1/2043	99,859
324,006	Loan ID 200616	Fixed	4.875%	2/1/2044	340,207
216,508	Loan ID 200620	Fixed	4.250%	10/1/2043	223,811
124,345	Loan ID 200621	Fixed	3.625%	1/1/2043	124,288
68,451	Loan ID 200623	Fixed	4.375%	12/1/2042	70,976
124,581	Loan ID 200627	Fixed	4.250%	10/1/2043	128,806
158,129	Loan ID 200630	Fixed	5.250%	9/1/2043	166,035
328,994	Loan ID 200632	Fixed	5.250%	5/1/2044	345,443
214,903	Loan ID 200633	Fixed	5.125%	5/1/2044	225,648
219,133	Loan ID 200634	Fixed	4.375%	1/1/2044	227,597
138,820	Loan ID 200642	Fixed	5.000%	3/1/2044	134,392
112,232	Loan ID 200645	Fixed	5.000%	4/1/2044	117,844
134,900	Loan ID 200649	Fixed	4.375%	3/1/2044	139,990
123,591	Loan ID 200650	Fixed	4.875%	5/1/2044	129,192
229,557	Loan ID 200651	Fixed	3.625%	7/1/2043	229,847
131,807	Loan ID 200655	Fixed	3.375%	5/1/2043	130,017
143,358	Loan ID 200656	Fixed	6.875%	7/1/2037	90,425
141,280	Loan ID 200657	Fixed	4.875%	8/1/2051	148,344
170,693	Loan ID 200660	Fixed	5.875%	3/1/2038	179,228
200,483	Loan ID 200662	Fixed	5.000%	3/1/2044	210,507
65,718	Loan ID 200663	Fixed	4.750%	5/1/2044	69,004
284,320	Loan ID 200668	Fixed	3.625%	4/1/2043	285,366
148,459	Loan ID 200669	Fixed	5.250%	4/1/2044	155,882
52,960	Loan ID 200670	Fixed	4.375%	2/1/2029	54,922
225,589	Loan ID 200671	Fixed	4.625%	8/1/2043	236,167
147,693	Loan ID 200672	Fixed	3.750%	7/1/2043	148,886
294,964	Loan ID 200674	Fixed	4.500%	5/1/2044	307,529
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$99,083	Loan ID 200677	Fixed	3.625%	5/1/2028	$99,309
440,623	Loan ID 200678	Fixed	4.375%	2/1/2044	457,101
243,170	Loan ID 200679	Fixed	5.000%	4/1/2044	212,111
181,406	Loan ID 200682	Fixed	4.875%	5/1/2044	174,250
120,582	Loan ID 200684	Fixed	4.875%	4/1/2044	126,611
219,302	Loan ID 200685	Fixed	4.875%	5/1/2044	230,267
213,357	Loan ID 200690	Fixed	4.250%	4/1/2044	220,837
232,640	Loan ID 200692	Fixed	4.625%	7/1/2044	243,046
101,615	Loan ID 200694	Fixed	4.500%	9/1/2043	105,911
45,293	Loan ID 200696	Fixed	3.750%	10/1/2042	45,776
87,175	Loan ID 200700	Fixed	4.250%	2/1/2044	90,039
160,533	Loan ID 200701	Fixed	4.750%	6/1/2044	160,533
91,927	Loan ID 200704	Fixed	4.375%	3/1/2043	95,164
126,067	Loan ID 200708	Fixed	4.875%	2/1/2044	132,370
48,503	Loan ID 200709	Fixed	4.375%	4/1/2043	50,317
109,642	Loan ID 200710	Fixed	4.500%	7/1/2044	114,243
108,321	Loan ID 200711	Fixed	3.750%	7/1/2043	94,305
581,691	Loan ID 200714	Fixed	4.175%	11/1/2036	534,508
201,565	Loan ID 200716	ARM	5.450%	8/1/2037	178,078
135,138	Loan ID 200720	ARM	5.500%	4/1/2042	122,903
146,019	Loan ID 200726	Fixed	4.375%	9/1/2037	104,584
155,694	Loan ID 200727	Fixed	3.500%	7/1/2037	155,405
442,662	Loan ID 200730	ARM	4.750%	9/1/2036	320,625
189,368	Loan ID 200732	Fixed	4.125%	9/1/2027	194,538
217,769	Loan ID 200733	Fixed	3.750%	12/1/2042	219,955
224,771	Loan ID 200734	ARM	3.375%	4/1/2044	226,504
96,513	Loan ID 200735	Fixed	4.500%	6/1/2044	100,702
138,114	Loan ID 200736	Fixed	4.750%	5/1/2044	132,064
168,237	Loan ID 200742	Fixed	4.250%	4/1/2043	173,479
181,705	Loan ID 200744	Fixed	3.625%	6/1/2043	182,022
430,124	Loan ID 200748	Fixed	4.750%	12/1/2043	451,630
146,865	Loan ID 200749	Fixed	4.750%	9/1/2043	154,208
57,284	Loan ID 200753	Fixed	5.250%	5/1/2044	60,148
52,600	Loan ID 200755	Fixed	4.250%	6/1/2043	54,398
181,007	Loan ID 200756	Fixed	4.875%	11/1/2043	190,057
119,144	Loan ID 200759	Fixed	3.750%	6/1/2043	120,400
162,921	Loan ID 200760	Fixed	3.750%	6/1/2043	164,488
283,903	Loan ID 200762	Fixed	3.875%	5/1/2042	288,675
145,850	Loan ID 200763	Fixed	4.250%	11/1/2043	150,548
195,286	Loan ID 200765	Fixed	4.875%	11/1/2043	205,050
465,172	Loan ID 200766	Fixed	3.625%	12/1/2042	466,875
172,320	Loan ID 200771	Fixed	4.500%	4/1/2043	172,320
233,163	Loan ID 200772	Fixed	3.750%	3/1/2043	235,590
194,601	Loan ID 200774	Fixed	3.875%	7/1/2043	197,708
42,416	Loan ID 200775	Fixed	4.250%	4/1/2043	43,784
77,445	Loan ID 200776	Fixed	4.250%	3/1/2044	79,941
51,350	Loan ID 200777	Fixed	4.750%	6/1/2044	53,030
160,605	Loan ID 200781	Fixed	4.625%	9/1/2044	167,194
134,570	Loan ID 200783	Fixed	4.750%	9/1/2044	141,299
107,180	Loan ID 200785	Fixed	4.500%	8/1/2044	111,777
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$217,138	Loan ID 200786	Fixed	4.625%	7/1/2044	$227,995
41,402	Loan ID 200787	Fixed	4.750%	9/1/2044	43,335
123,698	Loan ID 200789	Fixed	3.750%	9/1/2044	124,795
144,604	Loan ID 200790	Fixed	4.250%	8/1/2044	149,674
194,971	Loan ID 200791	Fixed	4.875%	6/1/2044	204,719
88,059	Loan ID 200795	Fixed	6.750%	8/1/2036	92,462
69,677	Loan ID 200796	Fixed	5.170%	12/1/2053	30,986
57,640	Loan ID 200799	Fixed	4.000%	2/5/2053	55,611
63,006	Loan ID 200800	Fixed	4.000%	1/1/2053	58,760
150,640	Loan ID 200805	Fixed	4.625%	7/1/2050	118,189
156,019	Loan ID 200806	Fixed	5.000%	8/1/2049	125,182
55,950	Loan ID 200808	Fixed	4.250%	11/1/2050	28,062
114,375	Loan ID 200809	Fixed	5.000%	4/1/2050	70,207
231,254	Loan ID 200814	Fixed	8.250%	7/1/2039	242,816
276,692	Loan ID 200817	Fixed	5.000%	1/1/2050	200,372
199,550	Loan ID 200821	Fixed	4.250%	8/1/2044	206,422
77,575	Loan ID 200823	Fixed	4.250%	9/1/2044	80,263
211,859	Loan ID 200824	Fixed	4.250%	8/1/2044	215,898
101,518	Loan ID 200826	Fixed	4.375%	9/1/2044	105,014
197,225	Loan ID 200829	Fixed	4.375%	7/1/2043	204,627
193,687	Loan ID 200830	ARM	2.875%	7/1/2044	194,567
60,225	Loan ID 200831	Fixed	4.250%	10/1/2044	62,059
324,694	Loan ID 200832	Fixed	4.250%	10/1/2044	335,328
152,549	Loan ID 200834	Fixed	4.125%	7/1/2043	156,765
313,815	Loan ID 200835	Fixed	5.000%	8/1/2043	329,506
222,481	Loan ID 200839	Fixed	5.000%	5/1/2044	233,605
285,939	Loan ID 200844	Fixed	4.500%	7/1/2043	298,204
193,617	Loan ID 200846	Fixed	4.375%	11/1/2043	201,338
174,603	Loan ID 200847	Fixed	4.750%	10/1/2044	183,333
103,846	Loan ID 200853	Fixed	5.000%	4/1/2037	109,038
222,888	Loan ID 200855	ARM	4.727%	7/1/2037	118,806
184,783	Loan ID 200856	Fixed	6.500%	6/1/2042	119,055
255,987	Loan ID 200858	Fixed	4.000%	1/1/2053	226,740
160,727	Loan ID 200860	Fixed	3.875%	3/1/2052	136,766
410,362	Loan ID 200861	Fixed	2.000%	6/1/2054	294,755
240,894	Loan ID 200863	Fixed	3.380%	7/1/2052	237,599
255,751	Loan ID 200866	Fixed	3.400%	5/1/2053	253,993
109,073	Loan ID 200867	Fixed	3.370%	9/1/2053	94,908
193,813	Loan ID 200873	Fixed	4.525%	11/1/2053	145,728
192,940	Loan ID 200876	ARM	3.750%	5/1/2035	154,451
181,259	Loan ID 200880	Fixed	4.250%	6/1/2043	187,269
68,802	Loan ID 200883	Fixed	3.375%	5/1/2028	67,820
86,714	Loan ID 200886	Fixed	4.250%	10/1/2044	89,566
241,912	Loan ID 200887	Fixed	4.750%	9/1/2044	254,007
197,037	Loan ID 200891	Fixed	4.250%	10/1/2044	203,259
240,382	Loan ID 200892	Fixed	3.750%	9/1/2043	242,366
213,443	Loan ID 200895	Fixed	3.875%	11/1/2043	216,976
186,240	Loan ID 200897	Fixed	4.750%	10/1/2044	169,449
330,384	Loan ID 200900	Fixed	4.375%	9/1/2044	343,704
627,047	Loan ID 200902	Fixed	4.250%	9/1/2044	648,780
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$240,022	Loan ID 200904	Fixed	5.125%	9/1/2044	$252,023
386,734	Loan ID 200905	Fixed	5.375%	9/1/2044	406,070
285,375	Loan ID 200906	Fixed	4.875%	2/1/2035	299,644
358,973	Loan ID 200907	ARM	5.550%	8/1/2047	363,812
102,191	Loan ID 200908	Fixed	4.000%	6/1/2049	104,360
111,668	Loan ID 200909	Fixed	4.870%	3/1/2046	72,584
195,195	Loan ID 200910	Fixed	5.300%	4/1/2053	176,878
692,317	Loan ID 200912	Fixed	4.500%	3/1/2037	722,442
57,113	Loan ID 200913	Fixed	4.250%	5/1/2047	52,607
143,072	Loan ID 200914	Fixed	2.875%	12/1/2047	138,407
88,053	Loan ID 200916	Fixed	4.000%	10/1/2037	87,220
155,212	Loan ID 200917	Fixed	4.875%	1/1/2051	162,973
90,719	Loan ID 200921	ARM	5.625%	7/1/2051	95,255
410,380	Loan ID 200922	Fixed	3.340%	9/1/2053	416,690
497,819	Loan ID 200924	Fixed	5.500%	9/1/2051	522,710
302,165	Loan ID 200927	Fixed	3.000%	8/1/2038	294,518
114,595	Loan ID 200928	Fixed	4.800%	12/1/2036	120,325
154,792	Loan ID 200929	Fixed	4.625%	1/1/2043	161,935
381,188	Loan ID 200931	Fixed	4.250%	12/1/2052	350,746
289,276	Loan ID 200933	Fixed	4.250%	3/1/2043	299,010
109,149	Loan ID 200934	Fixed	3.810%	1/1/2043	110,451
169,898	Loan ID 200935	Fixed	3.875%	4/1/2043	172,725
185,434	Loan ID 200936	Fixed	4.000%	5/1/2042	189,563
189,061	Loan ID 200940	Fixed	3.250%	2/1/2043	184,922
109,293	Loan ID 200941	Fixed	3.780%	1/1/2043	110,454
267,309	Loan ID 200942	Fixed	4.000%	4/1/2043	273,299
100,322	Loan ID 200944	Fixed	4.500%	2/1/2044	104,269
275,818	Loan ID 200947	Fixed	4.000%	2/1/2043	281,842
124,484	Loan ID 200948	Fixed	4.625%	12/1/2042	129,884
269,142	Loan ID 200949	Fixed	3.875%	4/1/2043	273,623
173,850	Loan ID 200952	Fixed	3.875%	1/1/2043	176,665
111,956	Loan ID 200953	Fixed	3.750%	12/1/2042	112,966
361,434	Loan ID 200954	Fixed	3.625%	1/1/2043	362,388
312,137	Loan ID 200955	Fixed	3.250%	5/1/2043	305,658
256,731	Loan ID 200956	Fixed	5.000%	8/1/2051	269,567
399,999	Loan ID 200959	Fixed	4.000%	11/1/2042	409,152
346,502	Loan ID 200960	Fixed	3.500%	1/1/2043	344,609
197,211	Loan ID 200962	Fixed	4.250%	10/1/2044	203,913
113,719	Loan ID 200963	Fixed	4.750%	9/1/2044	119,405
338,260	Loan ID 200964	Fixed	3.750%	7/1/2043	341,547
140,889	Loan ID 200966	Fixed	4.875%	7/1/2044	147,933
90,922	Loan ID 200968	Fixed	4.250%	11/1/2044	95,468
349,372	Loan ID 200969	Fixed	4.875%	8/1/2043	366,840
148,474	Loan ID 200974	Fixed	4.250%	10/1/2044	153,473
342,228	Loan ID 200977	Fixed	4.875%	9/1/2044	342,228
194,716	Loan ID 200983	Fixed	4.375%	8/1/2044	202,194
110,366	Loan ID 200987	Fixed	4.625%	10/1/2044	115,489
180,600	Loan ID 200989	Fixed	3.750%	6/1/2029	181,661
271,151	Loan ID 200992	Fixed	4.125%	5/1/2043	278,837
161,617	Loan ID 200993	Fixed	2.004%	7/15/2049	144,831
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$54,290	Loan ID 200996	Fixed	2.500%	8/1/2048	$34,109
354,856	Loan ID 200998	Fixed	3.875%	12/1/2050	355,229
124,606	Loan ID 201005	Fixed	4.750%	7/1/2041	130,836
41,510	Loan ID 201006	Fixed	6.875%	3/1/2038	43,586
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
76,813	Loan ID 201010	Fixed	5.500%	4/1/2039	80,654
44,637	Loan ID 201012	Fixed	7.500%	12/1/2038	46,869
54,252	Loan ID 201013	Fixed	7.500%	12/1/2038	47,555
101,700	Loan ID 201016	Fixed	6.500%	2/1/2036	106,785
75,269	Loan ID 201022	ARM	4.875%	5/1/2037	48,925
135,081	Loan ID 201023	Fixed	6.450%	2/1/2036	128,474
76,376	Loan ID 201026	Fixed	7.750%	12/1/2035	80,195
104,020	Loan ID 201027	ARM	9.538%	3/1/2037	109,221
99,576	Loan ID 201030	Fixed	5.000%	7/1/2042	104,555
136,819	Loan ID 201032	Fixed	4.500%	11/1/2044	141,745
275,865	Loan ID 201033	Fixed	4.125%	12/1/2044	283,930
87,280	Loan ID 201036	Fixed	4.375%	12/1/2044	90,501
66,875	Loan ID 201037	Fixed	8.250%	7/1/2039	70,219
88,844	Loan ID 201041	Fixed	3.750%	11/1/2052	81,287
110,599	Loan ID 201043	Fixed	4.000%	4/1/2039	106,445
171,922	Loan ID 201044	Fixed	4.870%	3/29/2037	180,518
103,803	Loan ID 201045	Fixed	3.375%	7/1/2037	90,091
276,448	Loan ID 201046	Fixed	3.000%	10/1/2058	133,163
106,457	Loan ID 201047	Fixed	3.625%	4/1/2053	101,597
171,525	Loan ID 201048	Fixed	3.875%	4/1/2052	156,713
63,880	Loan ID 201053	Fixed	3.860%	7/1/2053	64,909
204,708	Loan ID 201054	Fixed	2.400%	5/17/2050	183,644
571,559	Loan ID 201056	Fixed	2.000%	7/1/2054	495,130
160,798	Loan ID 201057	Fixed	3.000%	1/1/2050	140,769
123,837	Loan ID 201058	Fixed	3.500%	8/1/2037	107,572
104,223	Loan ID 201060	ARM	5.000%	7/1/2035	92,964
85,046	Loan ID 201061	Fixed	5.000%	2/1/2050	73,105
114,790	Loan ID 201062	Fixed	3.100%	4/1/2047	112,037
120,526	Loan ID 201063	Fixed	4.000%	9/1/2047	109,472
223,546	Loan ID 201066	Fixed	4.250%	12/1/2046	230,934
421,583	Loan ID 201067	Fixed	4.750%	1/1/2044	442,662
66,292	Loan ID 201069	Fixed	4.625%	12/1/2044	69,386
595,650	Loan ID 201070	Fixed	4.250%	2/1/2045	614,429
94,069	Loan ID 201072	Fixed	3.500%	3/1/2028	93,688
92,464	Loan ID 201075	Fixed	4.375%	10/1/2044	95,936
120,442	Loan ID 201076	Fixed	3.500%	12/1/2042	98,279
129,705	Loan ID 201077	Fixed	3.625%	7/1/2044	130,112
219,892	Loan ID 201084	Fixed	5.000%	8/1/2038	206,245
142,227	Loan ID 201086	Fixed	4.625%	11/1/2044	149,130
152,739	Loan ID 201091	Fixed	4.125%	1/1/2045	156,192
242,235	Loan ID 201092	Fixed	5.250%	4/1/2046	254,347
132,227	Loan ID 201093	Fixed	4.125%	9/1/2043	102,895
141,193	Loan ID 201094	Fixed	4.550%	3/1/2044	146,960
86,066	Loan ID 201100	Fixed	4.125%	7/1/2043	88,589
338,831	Loan ID 201101	Fixed	4.625%	3/1/2045	354,193
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$146,453	Loan ID 201103	ARM	2.875%	5/1/2044	$148,583
154,612	Loan ID 201104	Fixed	4.375%	4/1/2045	160,237
73,912	Loan ID 201107	Fixed	5.150%	2/1/2036	77,608
150,051	Loan ID 201108	Fixed	4.750%	2/1/2054	111,756
497,914	Loan ID 201110	ARM	5.875%	4/1/2037	411,147
158,136	Loan ID 201111	Fixed	4.875%	4/1/2050	109,318
232,642	Loan ID 201112	Fixed	4.750%	8/1/2037	244,274
77,187	Loan ID 201113	Fixed	5.750%	12/1/2052	81,047
116,707	Loan ID 201114	Fixed	8.087%	5/1/2054	122,454
494,438	Loan ID 201115	Fixed	4.000%	2/1/2051	499,733
85,500	Loan ID 201121	Fixed	4.125%	10/1/2037	82,737
83,275	Loan ID 201122	Fixed	4.750%	11/1/2048	80,359
233,262	Loan ID 201124	Fixed	4.750%	4/1/2040	244,925
77,584	Loan ID 201127	ARM	4.875%	4/1/2037	73,811
114,108	Loan ID 201130	Fixed	4.850%	12/1/2037	119,497
115,496	Loan ID 201131	Fixed	8.250%	5/1/2053	121,271
166,176	Loan ID 201132	Fixed	4.250%	7/1/2037	144,459
192,481	Loan ID 201134	Fixed	3.000%	10/1/2053	166,608
52,901	Loan ID 201138	Fixed	4.250%	3/1/2034	54,557
157,161	Loan ID 201139	Fixed	3.000%	11/1/2053	80,350
146,848	Loan ID 201140	Fixed	4.870%	1/1/2038	154,190
84,142	Loan ID 201143	Fixed	3.500%	11/1/2037	73,809
128,174	Loan ID 201146	Fixed	4.875%	8/1/2054	121,850
106,662	Loan ID 201147	Fixed	4.125%	11/1/2051	100,112
92,177	Loan ID 201148	Fixed	3.950%	10/1/2042	85,382
312,518	Loan ID 201149	Fixed	5.000%	5/1/2058	150,247
91,704	Loan ID 201155	Fixed	3.000%	11/1/2053	59,630
62,524	Loan ID 201156	Fixed	5.000%	4/1/2050	50,546
282,943	Loan ID 201157	Fixed	4.000%	3/1/2055	289,231
198,425	Loan ID 201160	Fixed	4.920%	10/1/2049	146,684
372,786	Loan ID 201163	Fixed	4.750%	12/1/2049	254,752
161,276	Loan ID 201164	Fixed	4.250%	11/1/2051	166,363
106,096	Loan ID 201165	Fixed	4.750%	1/1/2044	111,401
421,611	Loan ID 201168	Fixed	3.875%	4/1/2052	384,528
102,059	Loan ID 201169	Fixed	5.934%	9/1/2037	62,702
61,679	Loan ID 201170	Fixed	4.375%	7/1/2037	64,054
105,112	Loan ID 201173	Fixed	4.280%	11/1/2047	58,580
141,376	Loan ID 201174	Fixed	4.750%	1/1/2053	148,445
131,337	Loan ID 201176	Fixed	4.250%	8/1/2053	134,134
295,322	Loan ID 201179	Fixed	4.750%	5/1/2051	241,144
286,184	Loan ID 201181	Fixed	4.500%	4/1/2034	256,079
129,555	Loan ID 201183	Fixed	3.500%	10/1/2052	116,782
61,342	Loan ID 201184	Fixed	4.000%	6/1/2049	62,662
251,207	Loan ID 201185	Fixed	6.760%	10/1/2053	218,605
78,619	Loan ID 201187	Fixed	3.000%	11/1/2048	19,020
606,303	Loan ID 201196	Fixed	3.000%	11/1/2036	523,755
181,058	Loan ID 201197	Fixed	6.500%	4/1/2049	190,111
324,198	Loan ID 201199	Fixed	5.125%	11/1/2046	340,408
434,043	Loan ID 201204	Fixed	3.750%	4/1/2045	436,994
142,798	Loan ID 201205	Fixed	4.625%	1/1/2045	149,494
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$125,341	Loan ID 201206	Fixed	3.990%	4/1/2045	$127,857
409,397	Loan ID 201207	Fixed	4.625%	8/1/2051	421,787
111,164	Loan ID 201208	Fixed	4.625%	4/1/2045	115,763
173,008	Loan ID 201209	Fixed	4.250%	4/1/2045	169,478
123,664	Loan ID 201211	Fixed	4.125%	7/1/2044	103,492
360,405	Loan ID 201212	Fixed	4.625%	10/1/2058	316,944
191,253	Loan ID 201213	Fixed	4.875%	8/1/2044	198,659
522,184	Loan ID 201214	ARM	3.875%	9/1/2043	409,239
121,279	Loan ID 201218	Fixed	4.125%	1/1/2045	122,292
61,828	Loan ID 201221	Fixed	3.250%	5/1/2043	53,211
46,590	Loan ID 201222	Fixed	5.125%	1/1/2045	48,689
191,821	Loan ID 201223	Fixed	3.875%	4/1/2030	198,803
56,379	Loan ID 201226	Fixed	5.000%	3/1/2045	59,198
55,976	Loan ID 201229	Fixed	3.250%	7/1/2024	56,196
249,524	Loan ID 201233	Fixed	4.500%	12/1/2044	212,567
225,944	Loan ID 201237	Fixed	3.750%	5/1/2045	228,012
152,865	Loan ID 201240	Fixed	4.250%	10/1/2045	131,085
286,586	Loan ID 201241	Fixed	4.375%	7/1/2045	298,023
219,027	Loan ID 201242	Fixed	4.625%	11/1/2044	227,917
106,500	Loan ID 201243	Fixed	4.625%	11/1/2045	111,106
386,417	Loan ID 201244	Fixed	4.500%	6/1/2045	401,992
110,274	Loan ID 201245	Fixed	4.750%	8/1/2044	115,788
97,478	Loan ID 201248	Fixed	4.875%	7/1/2044	102,352
467,729	Loan ID 201249	Fixed	4.625%	3/1/2059	469,444
154,364	Loan ID 201254	ARM	9.000%	9/1/2034	154,364
233,063	Loan ID 201255	ARM	9.125%	6/1/2035	244,716
19,784	Loan ID 201256	ARM	10.500%	10/1/2021	20,773
231,759	Loan ID 201257	Fixed	4.500%	5/1/2044	240,317
87,968	Loan ID 201258	Fixed	4.500%	6/1/2045	80,399
166,983	Loan ID 201260	Fixed	4.750%	9/1/2045	174,619
58,674	Loan ID 201262	Fixed	4.200%	1/1/2046	51,165
48,616	Loan ID 201263	Fixed	4.750%	10/1/2045	46,249
347,214	Loan ID 201265	Fixed	4.750%	6/1/2045	364,074
141,493	Loan ID 201266	Fixed	4.500%	2/1/2046	146,663
229,115	Loan ID 201268	Fixed	4.250%	6/1/2045	236,601
147,036	Loan ID 201270	Fixed	4.125%	2/1/2045	150,699
246,288	Loan ID 201271	Fixed	4.500%	6/1/2045	256,241
135,905	Loan ID 201272	Fixed	4.750%	11/1/2044	142,658
233,994	Loan ID 201273	Fixed	4.500%	12/1/2045	242,830
210,806	Loan ID 201274	Fixed	4.125%	10/1/2045	215,772
186,388	Loan ID 201278	Fixed	3.750%	12/1/2045	184,156
360,044	Loan ID 201280	Fixed	4.500%	4/1/2046	373,172
148,737	Loan ID 201281	Fixed	4.875%	7/1/2044	156,174
126,347	Loan ID 201282	Fixed	5.250%	1/1/2046	132,665
107,655	Loan ID 201283	Fixed	4.250%	11/1/2045	110,263
117,824	Loan ID 201284	Fixed	3.625%	2/1/2029	76,586
29,052	Loan ID 201285	Fixed	4.625%	11/1/2028	30,308
107,044	Loan ID 201286	Fixed	4.375%	12/1/2045	110,885
82,801	Loan ID 201289	Fixed	4.000%	3/1/2045	84,106
240,997	Loan ID 201290	Fixed	4.750%	7/1/2045	253,036
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$296,309	Loan ID 201291	Fixed	5.000%	8/1/2045	$311,125
120,852	Loan ID 201294	Fixed	4.625%	2/1/2046	125,839
741,436	Loan ID 201296	Fixed	4.250%	2/1/2046	761,191
330,999	Loan ID 201297	Fixed	4.875%	8/1/2045	347,549
251,788	Loan ID 201299	Fixed	4.250%	12/1/2045	104,296
195,390	Loan ID 201300	Fixed	4.750%	3/1/2046	195,390
71,039	Loan ID 201301	Fixed	4.550%	10/1/2044	73,863
131,836	Loan ID 201302	Fixed	4.250%	5/1/2045	135,752
220,165	Loan ID 201304	Fixed	4.125%	2/1/2046	225,617
144,443	Loan ID 201305	Fixed	4.625%	8/1/2044	150,864
113,800	Loan ID 201306	Fixed	3.875%	9/1/2045	116,399
170,815	Loan ID 201307	Fixed	4.250%	10/1/2048	175,753
60,735	Loan ID 201308	Fixed	4.625%	11/1/2045	63,121
158,008	Loan ID 201309	Fixed	4.000%	9/1/2045	158,766
182,734	Loan ID 201310	Fixed	4.750%	9/1/2045	170,825
315,424	Loan ID 201313	Fixed	4.625%	1/1/2046	308,767
109,904	Loan ID 201315	Fixed	4.375%	9/1/2045	113,412
158,085	Loan ID 201316	Fixed	4.500%	2/1/2046	133,901
167,821	Loan ID 201319	Fixed	4.375%	10/1/2045	171,286
132,774	Loan ID 201324	Fixed	5.250%	4/1/2046	138,898
172,347	Loan ID 201326	Fixed	4.625%	3/1/2046	179,228
186,418	Loan ID 201328	Fixed	4.250%	11/1/2045	109,886
263,942	Loan ID 201330	Fixed	4.375%	6/1/2046	273,104
338,598	Loan ID 201333	Fixed	3.875%	1/1/2046	341,724
188,256	Loan ID 201335	Fixed	4.750%	1/1/2046	196,299
186,274	Loan ID 201336	Fixed	4.750%	1/1/2046	160,740
406,778	Loan ID 201339	Fixed	4.625%	7/1/2045	427,117
141,458	Loan ID 201342	Fixed	4.750%	7/1/2045	148,371
84,137	Loan ID 201343	Fixed	4.250%	11/1/2045	86,595
71,654	Loan ID 201344	Fixed	5.000%	7/1/2044	75,237
132,754	Loan ID 201345	Fixed	4.125%	5/1/2045	133,740
464,647	Loan ID 201347	Fixed	5.750%	5/1/2046	487,880
440,200	Loan ID 201348	Fixed	6.500%	5/1/2046	462,210
236,204	Loan ID 201350	Fixed	4.000%	6/1/2045	209,673
62,005	Loan ID 201351	Fixed	4.500%	4/1/2045	36,834
69,559	Loan ID 201352	Fixed	4.875%	3/1/2045	72,846
492,679	Loan ID 201354	Fixed	3.375%	7/1/2046	513,229
131,832	Loan ID 201355	Fixed	5.250%	12/1/2045	138,424
101,922	Loan ID 201356	Fixed	4.625%	10/1/2045	106,102
147,493	Loan ID 201358	Fixed	4.875%	7/1/2045	138,823
141,910	Loan ID 201361	Fixed	5.250%	7/1/2044	149,006
110,001	Loan ID 201364	Fixed	3.875%	4/1/2046	109,355
334,894	Loan ID 201365	Fixed	4.250%	10/1/2045	343,751
47,103	Loan ID 201368	Fixed	5.125%	2/1/2045	49,458
178,617	Loan ID 201370	Fixed	4.250%	7/1/2046	160,959
98,817	Loan ID 201371	Fixed	4.125%	4/1/2046	100,752
255,834	Loan ID 201372	Fixed	4.625%	8/1/2046	265,309
154,592	Loan ID 201373	Fixed	5.125%	4/1/2046	162,322
141,389	Loan ID 201375	Fixed	4.500%	6/1/2045	146,996
265,325	Loan ID 201376	Fixed	4.375%	5/1/2046	274,278
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$287,327	Loan ID 201377	Fixed	3.875%	5/1/2046	$301,694
66,852	Loan ID 201379	Fixed	5.000%	10/1/2045	70,155
309,663	Loan ID 201381	Fixed	4.875%	7/1/2045	325,146
132,405	Loan ID 201383	Fixed	4.125%	12/1/2045	139,026
77,404	Loan ID 201384	Fixed	4.375%	10/1/2045	81,274
136,968	Loan ID 201385	Fixed	4.625%	12/1/2045	143,816
72,529	Loan ID 201386	Fixed	5.250%	5/1/2046	76,156
232,218	Loan ID 201390	Fixed	5.125%	9/1/2045	243,829
390,278	Loan ID 201391	Fixed	5.125%	10/1/2045	409,791
165,747	Loan ID 201392	Fixed	3.750%	2/1/2046	147,403
424,044	Loan ID 201393	Fixed	3.750%	4/1/2056	442,760
76,900	Loan ID 201394	Fixed	6.700%	6/1/2034	80,745
84,111	Loan ID 201395	Fixed	6.300%	7/1/2044	79,358
261,186	Loan ID 201397	Fixed	4.125%	1/1/2046	263,886
80,541	Loan ID 201399	Fixed	5.000%	11/1/2045	84,490
84,505	Loan ID 201400	Fixed	4.750%	7/1/2044	88,706
89,419	Loan ID 201401	Fixed	4.750%	10/1/2044	93,775
92,677	Loan ID 201403	Fixed	4.750%	8/1/2044	79,389
132,995	Loan ID 201404	Fixed	4.750%	10/1/2044	114,396
70,540	Loan ID 201405	Fixed	5.250%	8/1/2044	74,067
53,911	Loan ID 201406	Fixed	4.250%	6/1/2046	55,193
238,207	Loan ID 201407	Fixed	4.875%	1/1/2046	249,584
162,975	Loan ID 201408	Fixed	4.125%	1/1/2046	167,163
160,975	Loan ID 201411	Fixed	4.750%	12/1/2045	168,611
140,184	Loan ID 201412	Fixed	5.750%	12/1/2045	136,671
330,970	Loan ID 201413	Fixed	4.500%	7/1/2045	304,576
72,806	Loan ID 201414	Fixed	4.250%	7/1/2044	75,094
56,392	Loan ID 201415	Fixed	8.000%	4/1/2034	59,211
53,635	Loan ID 201416	Fixed	10.000%	7/1/2033	56,317
60,061	Loan ID 201417	Fixed	6.000%	8/1/2037	63,064
41,558	Loan ID 201419	Fixed	10.000%	11/1/2033	43,636
56,392	Loan ID 201422	Fixed	4.625%	10/1/2046	58,178
676,569	Loan ID 201423	ARM	3.875%	6/1/2045	703,476
653,094	Loan ID 201425	Fixed	3.875%	4/1/2046	660,496
309,912	Loan ID 201426	Fixed	4.875%	3/1/2044	325,408
530,806	Loan ID 201428	ARM	3.250%	4/1/2045	537,692
193,533	Loan ID 201431	Fixed	4.875%	5/1/2045	181,980
276,248	Loan ID 201432	Fixed	5.000%	8/1/2046	288,773
97,132	Loan ID 201434	Fixed	4.375%	6/1/2046	101,988
89,201	Loan ID 201436	Fixed	4.375%	5/1/2045	93,661
127,376	Loan ID 201437	Fixed	4.750%	5/1/2046	119,470
177,051	Loan ID 201439	Fixed	5.000%	12/1/2045	185,903
314,266	Loan ID 201440	Fixed	4.625%	7/1/2046	165,445
98,664	Loan ID 201441	Fixed	4.750%	10/1/2045	102,580
294,470	Loan ID 201442	Fixed	4.875%	12/1/2045	306,162
544,610	Loan ID 201443	Fixed	3.875%	8/1/2046	549,401
50,459	Loan ID 201444	Fixed	4.500%	11/1/2044	52,327
100,906	Loan ID 201445	Fixed	4.875%	1/1/2045	105,952
97,939	Loan ID 201446	Fixed	4.875%	1/1/2045	102,836
249,168	Loan ID 201447	Fixed	4.875%	10/1/2044	261,626
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$109,242	Loan ID 201448	Fixed	4.750%	1/1/2045	$114,365
91,651	Loan ID 201449	Fixed	4.000%	8/1/2044	96,233
220,394	Loan ID 201451	Fixed	4.250%	6/1/2045	227,331
185,351	Loan ID 201453	Fixed	5.250%	9/1/2046	193,892
185,351	Loan ID 201454	Fixed	5.250%	9/1/2046	194,015
182,280	Loan ID 201455	Fixed	4.500%	5/1/2046	188,953
205,549	Loan ID 201456	Fixed	4.125%	7/1/2046	209,994
231,900	Loan ID 201458	Fixed	3.875%	9/1/2046	229,837
220,653	Loan ID 201459	Fixed	4.375%	9/1/2044	228,837
155,443	Loan ID 201460	Fixed	4.250%	7/1/2045	160,197
266,258	Loan ID 201461	Fixed	4.125%	12/1/2044	271,898
291,322	Loan ID 201462	Fixed	4.375%	11/1/2044	301,496
467,199	Loan ID 201463	Fixed	4.750%	11/1/2044	488,577
295,507	Loan ID 201464	Fixed	4.375%	6/1/2045	269,278
100,315	Loan ID 201465	Fixed	5.125%	12/1/2044	105,331
270,901	Loan ID 201466	Fixed	4.500%	12/1/2044	281,142
45,541	Loan ID 201467	Fixed	5.250%	3/1/2044	47,818
276,711	Loan ID 201470	Fixed	4.375%	10/1/2044	286,408
221,433	Loan ID 201471	Fixed	4.500%	1/1/2045	229,864
147,527	Loan ID 201472	Fixed	4.000%	11/1/2044	154,903
302,159	Loan ID 201473	Fixed	4.500%	2/1/2045	314,650
91,119	Loan ID 201475	ARM	6.625%	9/1/2036	68,776
135,281	Loan ID 201476	ARM	8.125%	2/1/2037	109,858
83,542	Loan ID 201477	Fixed	6.750%	11/1/2036	87,719
105,665	Loan ID 201478	Fixed	4.625%	10/1/2045	110,356
157,200	Loan ID 201480	Fixed	4.250%	11/1/2045	162,059
68,577	Loan ID 201481	Fixed	4.375%	7/1/2046	69,622
133,782	Loan ID 201482	Fixed	4.625%	6/1/2045	138,921
292,242	Loan ID 201483	Fixed	4.125%	12/1/2045	267,083
75,184	Loan ID 201484	Fixed	4.500%	10/1/2046	77,648
62,158	Loan ID 201485	Fixed	5.750%	3/1/2038	65,266
163,131	Loan ID 201487	Fixed	4.625%	2/1/2052	171,287
90,890	Loan ID 201489	Fixed	4.750%	3/1/2046	94,911
105,527	Loan ID 201490	Fixed	4.750%	9/1/2045	110,053
221,660	Loan ID 201491	Fixed	4.250%	2/1/2046	227,310
375,682	Loan ID 201492	Fixed	4.625%	1/1/2047	352,309
78,475	Loan ID 201499	Fixed	4.750%	5/1/2045	81,732
105,651	Loan ID 201502	Fixed	5.250%	4/1/2044	110,934
146,910	Loan ID 201503	Fixed	5.000%	7/1/2046	153,232
448,171	Loan ID 201504	Fixed	4.500%	7/1/2045	366,079
92,731	Loan ID 201505	ARM	5.750%	9/1/2046	97,368
301,300	Loan ID 201506	Fixed	5.000%	2/1/2047	309,893
219,451	Loan ID 201508	Fixed	5.000%	2/1/2047	226,943
232,935	Loan ID 201509	Fixed	5.000%	12/1/2046	222,162
78,601	Loan ID 201511	Fixed	4.375%	1/1/2046	80,870
123,097	Loan ID 201513	Fixed	4.000%	1/1/2046	129,252
136,458	Loan ID 201515	Fixed	5.125%	4/1/2047	142,040
137,306	Loan ID 201516	Fixed	3.875%	4/1/2046	138,811
319,026	Loan ID 201517	Fixed	4.625%	6/1/2046	330,204
404,140	Loan ID 201518	Fixed	4.875%	1/1/2047	423,240
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$94,426	Loan ID 201519	Fixed	4.750%	9/1/2045	$98,936
79,200	Loan ID 201522	Interest Only	9.750%	3/30/2020	77,616
80,017	Loan ID 201523	Fixed	5.125%	7/1/2045	84,018
310,185	Loan ID 201525	ARM	7.500%	9/1/2046	287,721
153,269	Loan ID 201526	Fixed	5.250%	9/1/2044	146,502
366,206	Loan ID 201527	Fixed	4.375%	7/1/2046	376,143
489,791	Loan ID 201533	Fixed	4.750%	5/1/2046	510,226
43,853	Loan ID 201534	Fixed	4.875%	5/1/2047	45,371
328,934	Loan ID 201535	Fixed	4.875%	8/1/2047	342,969
469,020	Loan ID 201536	Fixed	3.375%	4/1/2045	393,061
224,905	Loan ID 201544	Fixed	3.750%	9/1/2047	236,150
271,240	Loan ID 201545	Fixed	4.000%	9/1/2047	277,911
254,052	Loan ID 201546	Fixed	4.375%	1/1/2047	258,294
55,754	Loan ID 201548	Interest Only	12.000%	9/1/2019	55,475
149,500	Loan ID 201549	Interest Only	12.500%	10/1/2019	147,258
142,157	Loan ID 201550	Fixed	5.000%	2/1/2047	148,661
200,568	Loan ID 201551	Fixed	4.500%	2/1/2047	139,596
135,922	Loan ID 201552	Fixed	4.000%	8/1/2047	139,154
289,963	Loan ID 201555	Fixed	4.875%	7/1/2047	278,358
47,289	Loan ID 201556	Fixed	4.990%	12/1/2047	46,920
131,416	Loan ID 201558	Fixed	4.500%	8/1/2047	137,987
98,717	Loan ID 201562	Fixed	4.625%	5/1/2047	103,653
172,877	Loan ID 201563	Fixed	5.875%	12/1/2047	177,120
75,000	Loan ID 201566	Interest Only	11.500%	2/1/2019	73,875
110,340	Loan ID 201579	Fixed	4.750%	12/1/2036	104,516
489,804	Loan ID 201580	Fixed	7.625%	4/1/2047	514,294
85,577	Loan ID 201581	Fixed	4.125%	10/1/2046	78,097
87,613	Loan ID 201583	Fixed	5.250%	8/1/2047	90,361
98,723	Loan ID 201584	Interest Only	28.000%	7/12/2019	100,597
47,985	Loan ID 201585	Fixed	5.500%	3/1/2048	48,246
384,532	Loan ID 201586	Fixed	4.625%	5/1/2047	397,544
316,491	Loan ID 201587	Fixed	4.375%	1/1/2048	296,472
331,130	Loan ID 201588	Fixed	5.125%	2/1/2048	307,902
64,104	Loan ID 201589	Fixed	5.375%	6/1/2048	65,658
138,624	Loan ID 201590	Fixed	5.200%	5/1/2048	102,999
316,060	Loan ID 201591	Fixed	5.375%	8/1/2048	295,057
365,500	Loan ID 201594	Interest Only	11.250%	6/1/2019	360,018
46,800	Loan ID 201597	Interest Only	12.990%	9/1/2019	46,332
68,157	Loan ID 201598	Fixed	6.000%	1/1/2037	63,819
343,267	Loan ID 201599	Fixed	5.000%	7/1/2038	261,147
44,013	Loan ID 201600	Fixed	6.000%	1/1/2036	38,891
36,290	Loan ID 201602	Fixed	5.000%	4/20/2032	38,104
59,717	Loan ID 201604	Fixed	8.500%	1/1/2048	47,489
74,547	Loan ID 201605	Fixed	8.750%	3/1/2048	78,275
89,747	Loan ID 201606	Fixed	9.990%	5/1/2048	91,689
57,642	Loan ID 201607	Fixed	9.990%	5/1/2048	51,750
66,368	Loan ID 201608	Fixed	9.990%	6/1/2048	69,687
43,399	Loan ID 201610	Fixed	9.990%	7/1/2048	45,569
59,449	Loan ID 201611	Fixed	9.990%	7/1/2048	62,421
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 98.5%
$255,000	Loan ID 201612	Interest Only	12.000%	9/1/2019	$252,450
193,370	Loan ID 201613	Fixed	4.500%	9/1/2047	92,661
33,750	Loan ID 201614	Interest Only	12.000%	12/1/2019	33,075
500,500	Loan ID 201615	Interest Only	10.500%	1/1/2021	497,998
480,788	Loan ID 201616	Interest Only	9.990%	1/1/2020	478,384
184,771	Loan ID 201617	Interest Only	9.750%	2/1/2022	182,923
97,894	Loan ID 201622	Interest Only	9.750%	3/1/2021	96,915
32,464	Loan ID 201623	Fixed	9.950%	10/11/2031	30,841
34,565	Loan ID 201624	Fixed	11.000%	7/22/2028	31,109
40,362	Loan ID 201625	Fixed	8.450%	5/27/2046	36,326
42,497	Loan ID 201626	Fixed	8.950%	5/18/2035	38,247
43,399	Loan ID 201627	Fixed	10.450%	2/19/2047	39,059
44,537	Loan ID 201628	Fixed	11.000%	9/25/2032	40,083
44,980	Loan ID 201629	Fixed	11.000%	3/6/2033	42,731
46,617	Loan ID 201630	Fixed	9.950%	1/28/2020	41,956
47,108	Loan ID 201631	Fixed	9.950%	7/25/2031	42,398
50,499	Loan ID 201632	Fixed	11.000%	10/13/2041	47,974
59,104	Loan ID 201633	Fixed	11.000%	12/2/2032	54,376
64,123	Loan ID 201634	Fixed	7.950%	2/28/2048	60,917
65,936	Loan ID 201635	Fixed	9.950%	3/14/2046	62,639
85,944	Loan ID 201636	Fixed	9.450%	5/13/2031	77,349
99,522	Loan ID 201637	Fixed	11.000%	5/22/2045	94,546
144,263	Loan ID 201638	Fixed	8.500%	9/19/2044	137,050
132,381,132	TOTAL MORTGAGE NOTES (Cost - $108,523,521)				129,603,712

	OTHER INVESTMENTS* (Cost - $596,366) - 0.4%				554,713

	TOTAL INVESTMENTS (Cost - $109,119,887) - 98.9%				$130,158,425
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%				1,455,993
	NET ASSETS - 100.0%				$131,614,418

ARM - Adjustable Rate Mortgage
* Illiquid Securities

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation

Mortgage Notes – During the period ended June 30, 2019, the Fund utilized a third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a at least monthly basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and at least monthly market adjustments produced a monthly price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; natural disasters; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

The valuation inputs and subsequent output are reviewed and maintained on a monthly basis.  Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing.  Financial markets are monitored at least monthly relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an inactive market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$-	$-	$129,603,712	$129,603,712
Illiquid Securities	-	-	554,713.00	554,713.00
Total	$-	$-	$130,158,425	$130,158,425

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$ 133,770,170	$ 161,100	$ 133,931,270
Net realized gain	1,858,991	31,250	1,890,241
Change in unrealized appreciation	5,514,512	4,448	5,518,960
Cost of purchases	4,231,744	-	4,231,744
Proceeds from sales and principal paydowns	(15,566,910)	(194,068)	(15,760,978)
Purchase discount amortization	349,918	(2,730)	347,188
Net Transfers within level 3	(554,713)	554,713	-
Ending balance	$ 129,603,712	$ 554,713	$ 130,158,425

The total change in unrealized appreciation attributable to Level 3 investments still held at June 30, 2019 is $4,438,123.

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of June 30, 2019. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 129,603,712	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0 - 42.0%	13.2%
			Delinquency	0 - 667 days	15 days
			Loan-to-Value	0 - 512%	81.8%
			Discount rate	0.1 - 19.0%	4.2%
Other Investments	554,713	Market comparable	Sales price	$41 - 80 sq/ft	$74.78 sq/ft
Closing Balance	$ 130,158,425

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase
Discount Rate	Decrease	Increase

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2018, were as follows:

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 109,119,887	$ 22,158,906	$ 1,120,368	$ 21,038,538

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 8/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 8/27/2019

By (Signature and Title)

/s/ Lisa Ross

Lisa Ross, Treasurer/Principal Financial Officer

Date 8/27/2019